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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg       Wayne, New Jersey     November 13, 2000
----------------------------  ------------------- ---------------------
[Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                             9

Form 13F Information Table Entry Total:                       13

Form 13F Information Table Value Total:                 $461,334
                                                       (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.*

No.            Form 13F File Number                       Name
---            --------------------                       ----

1                     28-5135                 BMCA Holdings Corporation

2                     28-5328                 Building Materials Corporation
                                                 of America

3                     28-4533                 Building Materials Investment
                                                 Corporation

4                     28-2655                 G Industries Corp.

5                     28-2656                 G-I Holdings Inc.

6                     28-5326                 GAF Building Materials
                                                 Corporation

7                     28-2521                 GAF Corporation

8                     28-4770                 GAF Fiberglass Corporation

9                     28-7274                 ISP Opco Holdings Inc.



---------------------------------
* International Specialty Products Inc. ("ISP") is filing this report on behalf of the institutional investment managers numbered 1 through 8 in accordance with a management agreement among ISP's wholly-owned subsidiary, ISP Opco Holdings Inc., and certain of such managers pursuant to which ISP Opco Holdings Inc. renders investment management services.

                      NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.



Column 1                    Column 2     Column 3    Column 4         Column 5    Column 6       Column 7          Column 8

                              Title                                    Shares
                               Of                     Value              or      Investment        Other      Voting Authority
Name of Issuer                Class       CUSIP     (x $1,000)        Prin Amt   Discretion      Managers     Sole   Shared    None
--------------                -----       -----     ----------        --------   ----------      --------     ----   ------    ----
ALCOA                          COM      013817101          316        12,500 SH   DEFINED            9                12,500

Best Foods                     COM      08658U101        6,566        90,250 SH   DEFINED            9                90,250

Calgon Carbon Corp             COM      129603106          197        28,935 SH   DEFINED            9                28,935

Hercules Inc.                  COM      427056106      151,409    10,719,200 SH   DEFINED            9            10,719,200

Invitrogen                     COM      46185R100      249,383     3,506,270 SH   DEFINED            9             3,506,270

Invitrogen                     PUT      46185R8JO          203        25,000 SH   DEFINED            9                25,000

Invitrogen                     PUT      46185R8JP       18,980     1,460,000 SH   DEFINED            9             1,460,000

Invitrogen                     PUT      46185R8JR          209        10,000 SH   DEFINED            9                10,000

Calgon Carbon Corp             COM      129603106           66         9,640 SH   DEFINED    1,2,3,4,5,6,7,8,9         9,640

Conseco                        COM      208464107          547        71,740 SH   DEFINED    1,2,3,4,5,6,7,8,9        71,740

Delta Pine Land                COM      247357106        6,496       252,886 SH   DEFINED    1,2,3,4,5,6,7,8,9       252,886

Lockheed Martin                COM      539830109        1,499        45,477 SH   DEFINED    1,2,3,4,5,6,7,8,9        45,477

Starwood Hotels & Resorts      COM      85590A203       25,463       814,812 SH   DEFINED    1,2,3,4,5,6,7,8,9       814,812



                                         Column Total  461,334

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.